BUSINESS ACQUISITION - Summary of unaudited pro forma results of operations (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Business Acquisition, Pro Forma Information [Abstract]
Pro forma net revenues	¥ 7,231,144
Pro forma net income (loss)	¥ (1,477,022)